Investment Risks - KraneShares Emerging Markets Consumer Technology Index ETF	May 29, 2026
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4.	Each of the section of the Summary Prospectus titled “Principal Risks” and the section of the Statutory Prospectus titled “Principal Investment Risks” is hereby amended to add the following:

Private Company And Privately Issued Securities Risk [Member]
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Private Company and Privately-Issued Securities Risk. Investments in private companies that have not issued securities in an initial public offering (“IPO”) involve greater risks than investments in securities of companies that trade publicly on an exchange. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly.

Securities issued by private companies, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act, have not been registered under the Securities Act and as a result are subject to legal restriction on resale. Such securities typically may be resold only to “qualified institutional buyers,” in a privately negotiated transaction, to a limited number of purchasers or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because privately-issued securities are not traded on established markets and there may be relatively few potential counterparties for transactions involving such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to purchase or sell such securities in the amounts, at the prices, or at the time the Fund desires than if such securities were more widely held and traded. At times, privately-issued securities may be less liquid, subject to wide fluctuations in value, and may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV, due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result or cause the Fund difficulty in meeting shareholder redemptions. The Fund may have to bear the expense of registering privately-issued securities for resale and the risk of substantial delays in effecting the registration.